EQUIPMENT DEPOSITS - RELATED PARTY (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Equipment Deposits - Related Party 1		$ 15,000
Equipment Deposits - Related Party 2		208,773
Equipment Deposits - Related Party 3		193,773
Equipment Deposits - Related Party 4		10,287
Equipment Deposits - Related Party 5		201,900
Equipment Deposits - Related Party 6		0
Equipment Deposits - Related Party 1	15,000
Equipment Deposits - Related Party 2	208,773
Equipment Deposits - Related Party 3	690,000
Equipment Deposits - Related Party 4	21,500
Equipment Deposits - Related Party 5	$ 711,500